INVESTMENTS IN CONSUMER LOANS EQUITY METHOD INVESTEES - Consumer Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Apr. 02, 2013
Weighted average coupon	2.28%
Weighted Average Yield	2.66%
Weighted average life (years)	5 years 8 months 12 days	[1]
Consumer Loan Investees
Unpaid principal balance of underlying loans	$ 3,298,769		$ 4,200,000
Ownership percentage in equity method investees	30.00%		30.00%
Carrying value	$ 2,572,577	[2]
Weighted average coupon	18.30%	[3]
Weighted Average Yield	15.90%
Weighted average life (years)	3 years 2 months 12 days	[4]

[1]	The weighted average life is based on the timing of expected principal reduction on the assets.
[2]	Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
[3]	Substantially all of the cash flows received on the loans is required to be used to make payments on the notes described above.
[4]	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.